Business Acquisitions - Schedule of Summarized Consolidated Pro Forma Financial Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Hilda Knutsen Torill Knutsen Dan Cisne [Member]
Business Acquisition [Line Items]
Revenue			$ 145,524
Net income			36,621
Ingrid Knutsen Dan Sabia [Member]
Business Acquisition [Line Items]
Revenue		$ 173,116	138,702
Net income		43,810	$ 30,395
Raquel Knutsen [Member]
Business Acquisition [Line Items]
Revenue	$ 190,229	164,477
Net income	$ 65,101	$ 38,401